                                                              File No. 33-65822
                                                                      811-07870

      As filed with the Securities and Exchange Commission on May 7, 2012
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

    .       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                        Pre-Effective Amendment No. __                  [ ]

                        Post-Effective Amendment No. 32                 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               Amendment No. 33                         [X]
                       (Check appropriate box or boxes)

                          PIONEER REAL ESTATE SHARES
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Secretary, Pioneer Real Estate Shares
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

    [X]immediately upon filing pursuant to paragraph (b)
    [ ]on [date] pursuant to paragraph (b)
    [ ]60 days after filing pursuant to paragraph (a)(1)
    [ ]on [date] pursuant to paragraph (a)(1)
    [ ]75 days after filing pursuant to paragraph (a)(2)
    [ ]on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    [ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of May, 2012.

                                             PIONEER REAL ESTATE SHARES

                                             By:  /s/ Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 7, 2012:

Signature                      Title
---------                      -----

John F. Cogan, Jr.*
------------------------------ Chairman of the Board, President (Principal
John F. Cogan, Jr.             Executive Officer) and Trustee

Mark E. Bradley*
------------------------------ Treasurer (Principal Financial and
Mark E. Bradley                Accounting Officer)

David R. Bock*                 Trustee
------------------------------
David R. Bock

Mary K. Bush*                  Trustee
------------------------------
Mary K. Bush

John F. Cogan, Jr.*            Trustee
------------------------------
John F. Cogan, Jr.

Benjamin M. Friedman*          Trustee
------------------------------
Benjamin M. Friedman

Margaret B. W. Graham*         Trustee
------------------------------
Margaret B. W. Graham

/s/ Daniel K. Kingsbury        Executive Vice President and Trustee
------------------------------
Daniel K. Kingsbury

Thomas J. Perna*               Trustee
------------------------------
Thomas J. Perna

Marguerite A. Piret*           Trustee
------------------------------
Marguerite A. Piret

Stephen K. West*               Trustee
------------------------------
Stephen K. West

*By:  /s/ Daniel K. Kingsbury  Dated: May 7, 2012
      ------------------------
      Daniel K. Kingsbury
      Attorney-in-Fact

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                                 EXHIBIT INDEX

Exhibit No.                  Description
-----------                  -----------

EX-101.INS  XBRL Instance Document

EX-101.SCH  XBRL Taxonomy Extension Schema Document

EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase